File Nos. 333-75718 and 811-05716

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                                    FORM N-4
       REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933         ( )
           Pre-Effective Amendment No.                                 ( )
                                            ------------
                                            ------------
           Post-Effective Amendment No.         19                     (X)
                                            ------------
                                     and/or
       REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 ( )
           Amendment No.                       104                     (X)
                                            ------------

                        (CHECK APPROPRIATE BOX OR BOXES.)

                      ALLIANZ LIFE OF NY VARIABLE ACCOUNT C
                           (EXACT NAME OF REGISTRANT)

                   ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK
                               (NAME OF DEPOSITOR)

      ONE CHASE MANHATTAN PLAZA, 37TH FLOOR, NEW YORK, NEW YORK 10005-1423
         (ADDRESS OF DEPOSITOR'S PRINCIPAL EXECUTIVE OFFICES) (ZIP CODE)

                                 (212) 586-7733
               (DEPOSITOR'S TELEPHONE NUMBER, INCLUDING AREA CODE)

                                VINCENT VITIELLO
                   ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK
                      ONE CHASE MANHATTAN PLAZA, 37TH FLOOR
                          NEW YORK, NEW YORK 10005-1423
                     (NAME AND ADDRESS OF AGENT FOR SERVICE)

                                   COPIES TO:
                   STEWART D. GREGG, SENIOR SECURITIES COUNSEL
                 ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
                             5701 GOLDEN HILLS DRIVE
                              MINNEAPOLIS, MN 55416
                                 (763) 765-2913

IT IS PROPOSED THAT THIS FILING WILL BECOME EFFECTIVE (CHECK THE APPROPRIATE
BOX):

____ immediately upon filing pursuant to paragraph (b) of Rule 485

__X__ on September 21, 2007 pursuant to paragraph (b) of Rule 485

____ 60 days after filing pursuant to paragraph (a)(1) of Rule 485

____ on (date) pursuant to paragraph (a)(1) of Rule 485

IF APPROPRIATE, CHECK THE FOLLOWING:

____ this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

APPROXIMATE DATE OF THE PROPOSED PUBLIC OFFERING:
September 21, 2007

TITLES OF SECURITIES BEING REGISTERED:
Individual Flexible Purchase Payment Variable Deferred Annuity Contracts

                               PART A - PROSPECTUS

PART A IS INCORPORATED BY REFERENCE FROM POST-EFFECTIVE AMENDMENT NO. 18 TO REGISTRANT'S FORM N-4, FILED ELECTRONICALLY ON APRIL 24, 2007.


   SUPPLEMENT DATED SEPTEMBER 21, 2007 TO THE PROSPECTUS DATED MAY 1, 2007 OF:

                ALLIANZ ADVANTAGE(TM) NEW YORK VARIABLE ANNUITY
                ALLIANZ OPPORTUNITY(TM) NEW YORK VARIABLE ANNUITY
                ALLIANZ CHARTER(TM) II NEW YORK VARIABLE ANNUITY
                          AS SUPPLEMENTED JUNE 20, 2007
                                       AND
     ALLIANZ HIGH FIVE(TM) NEW YORK, AS SUPPLEMENTED MAY 1 AND JUNE 20, 2007
                                    ISSUED BY
                 Allianz Life Insurance Company of New York, and
                     Allianz Life of NY Variable Account C

              THIS SUPPLEMENT UPDATES CERTAIN INFORMATION CONTAINED
                 IN THE PROSPECTUS AND SHOULD BE ATTACHED TO THE
                  PROSPECTUS AND RETAINED FOR FUTURE REFERENCE.



--------------------------------------------------------------------------------
1. THE FOLLOWING INVESTMENT OPTION IS AVAILABLE UNDER YOUR CONTRACT EFFECTIVE SEPTEMBER 21, 2007:

  INVESTMENT OPTION                                     SUBADVISER
  Franklin Templeton VIP Founding Funds Allocation Fund Franklin Advisers,
                                                        Inc.

  THE FOLLOWING IS ADDED TO THE INVESTMENT OPTIONS TABLE IN THE PROSPECTUS:


  ----------------------- ---------------- --------------- ----------------- --------------------------------------------
  INVESTMENT MANAGEMENT
         COMPANY              NAME OF
           AND              INVESTMENT         ASSET                                     PRIMARY INVESTMENTS
    ADVISER/SUBADVISER        OPTION          CATEGORY       OBJECTIVE(S)            (Normal market conditions)
  ----------------------- ---------------- --------------- ----------------- --------------------------------------------
  FRANKLIN TEMPLETON
  ----------------------- ---------------- --------------- ----------------- --------------------------------------------
  Managed by Franklin     Franklin           Specialty     Capital           Invests in Class 1 shares of the Franklin
  Advisers, Inc.          Templeton VIP       (Fund of     appreciation      Income Securities Fund, Mutual Shares
                          Founding Funds       funds)      with income as    Securities Fund, and Templeton Growth
                          Allocation Fund                  a secondary       Securities Fund. These underlying Funds, goal.in
                                                                             turn, invest in a variety of U.S. and foreign
                                                                             equity securities and fixed income and money
                                                                             market securities.
  ----------------------- ---------------- --------------- ----------------- --------------------------------------------



  THE FOLLOWING IS ADDED TO THE TABLE IN THE APPENDIX - ANNUAL OPERATING EXPENSES FOR EACH INVESTMENT OPTION:

                                ANNUAL INVESTMENT OPTION OPERATING EXPENSES BEFORE
                                        FEE WAIVERS OR EXPENSE REIMBURSEMENTS

                                                                                                            TOTAL ANNUAL
                                                                                                               OPERATING
                                                                                                              EXPENSES
                                                                                                AMOUNT OF       AFTER
                                MANAGEMENT RULE 12B-1 SERVICE    OTHER    ACQUIRED              CONTRACTUAL   CONTRACTUAL
                                                                          FUND FEES             FEE WAIVERS   FEE WAIVERS
                                                                            AND                    AND        OR EXPENSE
   INVESTMENT OPTION              FEES       FEES*      FEES   EXPENSES   EXPENSES   TOTAL    REIMBURSEMENT REIMBURSEMENTS
  -----------------------------------------------------------------------------------------------------------------------
  FRANKLIN TEMPLETON
  -----------------------------------------------------------------------------------------------------------------------
  Franklin Templeton VIP          .00         .25        -        .13        .69       1.07        -           1.07
  Founding Funds Allocation
  Fund - Class 2(**)
  -----------------------------------------------------------------------------------------------------------------------

(**) Other expenses are estimated, except for the administration fee, which is based on the contractual amount of 0.10% per year of the fund's average daily net assets. Because fund shares are held by a limited number of insurance company accounts, substantial withdrawals by one or more insurance companies could reduce fund assets, causing total fund expenses to become higher.
Acquired fund fees and expenses are based on the acquired funds' expenses for the fiscal year ended December 31, 2006. While the maximum contractual amount payable under the fund's Class 2 Rule 12b-1 plan is 0.35% per year of the fund's average daily net

                                                       PRO-009-0507 Page 1 of 2




assets, the fund's board of trustees has set the current rate at 0.25% per year through April 30, 2008.

FOR CONTRACTS WITH THE PRIME PLUS BENEFIT OR LIFETIME PLUS BENEFIT, THE FRANKLIN TEMPLETON VIP FOUNDING FUNDS ALLOCATION FUND IS SUBJECT TO THE ALLOCATION RESTRICTIONS OF GROUP C.

PLEASE SEE THE FRANKLIN TEMPLETON VIP FOUNDING FUNDS ALLOCATION FUND PROSPECTUS FOR ADDITIONAL INFORMATION REGARDING THE FUND.

2.EFFECTIVE SEPTEMBER 21, 2007, THE ACQUIRED FUNDS MENTIONED BELOW MERGED INTO
  THE CORRESPONDING ACQUIRING FUND AS SHOWN IN THE FOLLOWING TABLE:


---------------------------------------------------- ---------------------------------------------------
               ACQUIRED FUNDS                                         ACQUIRING FUNDS
---------------------------------------------------- ---------------------------------------------------
         AZLSM AIM Basic Value Fund                            AZLSM Van Kampen Comstock Fund
---------------------------------------------------- ---------------------------------------------------
         AZLSM OCC Renaissance Fund                                 AZLSM OCC Value Fund
---------------------------------------------------- ---------------------------------------------------
   AZLSM Van Kampen Aggressive Growth Fund                  AZLSM Van Kampen Mid Cap Growth Fund
---------------------------------------------------- ---------------------------------------------------
   AZLSM Van Kampen Strategic Growth Fund                AZLSM Dreyfus Founders Equity Growth Fund
---------------------------------------------------- ---------------------------------------------------

  At the Special Meeting of Shareholders held on September 19, 2007, shareholders of each of the Acquired Funds in the following table approved an Agreement and Plan of Reorganization (the "Plan") between each Acquired Fund and its corresponding Acquiring Fund. Each of the Acquired Funds and the Acquiring Funds is a series of the Allianz Variable Insurance Products Trust (the "VIP Trust").

  Under the Plan, effective September 21, 2007, a "Reorganization" was completed whereby each Acquiring Fund has acquired all of the assets and assumed all of the liabilities of its corresponding Acquired Fund in exchange for shares of the Acquiring Fund. Shares of each Acquiring Fund have been distributed proportionately to the shareholders of the corresponding Acquired Fund in complete liquidation of the Acquired Fund and the assumption of the Acquired Fund's liabilities.

  As a result of the Reorganizations, all information and references to the Acquired Funds are hereby deleted from the prospectus. Not all of the Investment Options mentioned above are offered through all of our variable products.

                                                       PRO-009-0507 Page 2 of 2

                                  PART B - SAI

PART B IS INCORPORATED BY REFERENCE FROM POST-EFFECTIVE AMENDMENT NO. 18 TO REGISTRANT'S FORM N-4, FILED ELECTRONICALLY ON APRIL 24, 2007.

                           PART C - OTHER INFORMATION
ITEM 24. FINANCIAL STATEMENTS AND EXHIBITS
a.  Financial Statements

The following financial statements of the Company are included in Part B hereof:
    1.     Report of Independent Registered Public Accounting Firm.
    2.     Balance Sheets as of December 31, 2006 and 2005.
    3.     Statements of Operations for the years ended December 31, 2005, 2005 and 2004.
    4.     Statements of Comprehensive Income for the years ended December 31, 2006, 2005 and 2004.
    5.     Statements of Stockholder's Equity for the years ended December 31, 2006, 2005 and 2004.
    6.     Statements of Cash Flows for the years ended December 31, 2006, 2005 and 2004.
    7.     Notes to Financial Statements
    8.     Supplemental Schedules:
           -   Schedule I - Summary of Investments - Other Than Investments in Related Parties.
           -   Schedule III - Supplemental Insurance Information.
           -   Schedule IV - Reinsurance

The following financial statements of the Variable Account are included in Part B hereof:
    1.     Report of Independent Registered Public Accounting Firm.
    2.     Statements of Assets and Liabilities as of December 31, 2006.
    3.     Statements of Operations for the year or period ended December 31, 2006.
    4.     Statements of Changes in Net Assets for the years or periods ended December 31, 2006 and 2005.
    5.     Notes to Financial Statements - December 31, 2006.


b.  Exhibits

    1.     Resolution of Board of Directors of the Company authorizing the establishment of the Separate Account, dated February 26, 1988(1)
    2.     Not Applicable
    3.a.   Principal Underwriter Agreement by and between Preferred Life
           Insurance Company of New York on behalf of Preferred Life Variable
           Account C and NALAC Financial Plans, Inc.(2) Preferred Life Insurance
           Company of New York is the predecessor to Allianz Life Insurance
           Company of New York. Preferred Life Variable Account C is the
           predecessor to Allianz Life of NY Variable Account C. NALAC Financial
           Plans, Inc., is the predecessor to USAllianz Investor Services, LLC, which is the predecessor to Allianz Life Financial Services, LLC.
      b.   Copy of Broker-Dealer Agreement between Preferred Life Insurance
           Company of New York and NALAC Financial Plans, Inc. (predecessor to
           Allianz Life Financial Services, LLC)(14)
      c.   Form of General Agency Agreement with Allianz Life Financial Services, LLC.(12)
    4.a.   Individual Variable Annuity Contract - P40071 (5-03)(9)
      b.   Contract Schedule Page - P40086 A through P40086 D(15)
      c.   Traditional GMDB Endorsement - S40496(7)
      d.   Enhanced GMDB Endorsement - S40497(7)
      e.   Traditional GMIB Endorsement - S40499(9)
      f.   Enhanced GMIB Endorsement - S40723(14)
      g.   Traditional GPWB Endorsement - S40501(9)
      h.   Enhanced GPWB Endorsement -  S40724(14)
      i.   DCA Fixed Account Endorsement - S40498(14)
      j.   Unisex Endorsement - P20031(14)
      k.   Pension Plan and Profit Sharing Plan Endorsement - S40690(14)
      l.   403(b) Endorsement - S40687(14)
      m.   IRA Endorsement - P30012-NY(14)
      n.   Roth IRA Endorsement - S40688-NY(14)
      o.   Inherited IRA/Roth IRA Endorsement - S40714-NY(11)
      p.   GMIB and GPWB 5% Endorsements - S40644 & S40645(11)
      q.   Waiver of CDSC Endorsement - S30077(14)
    5.a.   Application for Individual Variable Annuity Contract - P40070 NY(1-06)(15)
    6.(i)  Copy of Certificate of the Amendment of Charter of the Company dated
           October 5, 1988 and the Declaration of Intention and Charter dated
           August 26, 1996(1(2))
      (ii) Copy of the Restated Bylaws of the Company (as amended on October 2, 1996)(12)
    7.     Not Applicable
    8.a.   Copy of Administrative Services between AIM Advisors, Inc. and Preferred Life Insurance Company of New York,
           dated 7/27/1999(14)
      b.   Copy of Participation Agreement between AIM Variable Insurance Funds,
           Inc., Preferred Life Insurance Company of New York and NALAC
           Financial Plans LLC, dated 7/27/1999(4)
      c.   Copy of Amendments to Participation Agreement between AIM Variable
           Insurance Funds, Inc., Allianz Life Insurance Company of New York
           (formerly Preferred Life Insurance Company of New York) and Allianz
           Life Financial Services, LLC (formerly NALAC Financial Plans, LLC and formerly USAllianz Investor Services, LLC, dated 5/1/02, 5/1/03,
           5/1/06(14)
      d.   Copy of Participation Agreement between Davis Variable Account Fund,
           Inc., Davis Distributors, LLC and Preferred Life Insurance Company of
           New York, dated 11/1/1999(5)
      e.   Copy of Amendments to Participation Agreement between Davis Variable
           Account Fund, Inc., Davis Distributors, LLC and Allianz Life
           Insurance Company of New York (formerly Preferred Life Insurance
           Company of New York), dated 2/1/00, 11/5/01, 5/1/02, 5/1/03, 4/30/04,
           5/1/06(14)
      f.   Copy of Administrative Services Agreement between The Dreyfus
           Corporation and Preferred Life Insurance Company of New York, dated
           5/1/2002(14)
      g.   Copy of Amendments to Administrative Services Agreement between The
           Dreyfus Corporation and Allianz Life Insurance Company of New York
           (formerly Preferred Life Insurance Company of New York), dated
           8/7/02, 10/16/06(14)
      h.   Copy of Disribution/12 b-1 Letter Agreement between Dreyfus Service
           Corporation and USAllianz Investor Services, LLC (predecessor to
           Allianz Life Financial Services, LLC.), dated 5/1/2002(14)
      i.   Copy of Fund Participation Agreement between Preferred Life Insurance
           Company of New York, Dreyfus Investment Portfolios and The Dreyfus
           Life and Annuity Index Fund, dated 5/1/2002(8)
      j.   Copy of Amendments to Fund Participation Agreement between Allianz
           Life Insurance Company of New York (formerly Preferred Life Insurance
           Company of New York), Dreyfus Investment Portfolios and the Dreyfus
           Stock Index Fund, Inc., dated 5/1/03, 4/30/04, 5/1/06(14)
      k.   Copy of Administrative Services Agreement between Franklin Templeton
           Services LLC and Preferred Life Insurance Company of New York, dated
           10/1/2003(11)
      l.   Copy of Amendments to Administrative Services Agreement between
           Franklin Templeton Services, LLC and Allianz Life Insurance Company
           of New York (formerly Preferred Life Insurance Company of New York), dated 9/12/05, 6/20/06(14)
      m.   Copy of Participation Agreement between Franklin Templeton Variable
           Insurance Products Trust, Franklin/Templeton Distributors, Inc.,
           Allianz Life Insurance Company of New York and USAllianz Investor
           Services, LLC (the predecessor to Allianz Life Financial Services,
           LLC.), and dated 10/1/2003(11)
      n.   Copy of Amendments to Participation Agreement between Franklin
           Templeton Variable Insurance Products Trust, Franklin/Templeton
           Distributors, Inc., Allianz Life Insurance Company of New York and
           USAllianz Investor Services, LLC (the predecessor to Allianz Life
           Financial Services, LLC.), dated 5/3/04, 5/1/06(14)
      o.   Copy of Participation Agreement between Premier VIT, Allianz Life of
           New York and Allianz Global Investors Distributors LLC, dated
           5/1/2006(13)
      p.   Copy of Administrative Service Agreement between OpCap Advisors LLC and Allianz Life of New York, dated 5/1/2006(13)
      q.   Copy of Administrative Support Service Agreement between
           OppenheimerFunds, Inc. and Preferred Life Insurance Company of New
           York, dated 12/1/1999(10)
      r.   Copy of Amendment to Administrative Support Service Agreement between
           OppenheimerFunds, Inc. and Preferred Life Insurance Company of New
           York, dated 2/1/2000(14)
      s.   Copy of Participation Agreement between Oppenheimer Variable Account
           Funds, OppenheimerFunds, Inc. and Preferred Life Insurance Company of
           New York, dated 12/1/1999(5)
      t.   Copy of Amendment to Participation Agreement between Oppenheimer
           Variable Account Funds, OppenheimerFunds, Inc. and Allianz Life
           Insurance Company of New York (formerly Preferred Life Insurance
           Company of New York), dated 2/1/00, 5/1/02, 4/30/04, 5/1/06(14)
      u.   Copy of Amended and Restated Services Agreement between Pacific
           Investment Management Company LLC and Allianz Life Insurance Company
           of New York, dated 01/01/2007(14)
      v.   Copy of Participation Agreement between Preferred Life Insurance
           Company of New York, PIMCO Variable Insurance Trust, and PIMCO Funds
           Distributors LLC, dated 12/1/1999(5)
      w.   Copy of Amendments to Participation Agreement between Allianz Life
           Insurance Company of New York (formerly Preferred Life Insurance
           Company of New York), PIMCO Variable Insurance Trust, and Allianz
           Global Investors Distributors LLC (formerly PIMCO Funds Distributors
           LLC), dated 4/1/00, 5/1/02, 5/1/03, 4/30/04, 4/29/05(14)
      x.   Copy of Distribution Services Agreement between Allianz Life
           Insurance Company of New York and Allianz Global Investors
           Distributors, LLC, dated 01/01/2007(14)
      y.   Copy of Services Agreement between Prudential Investment Management
           Services LLC and Preferred Life Insurance Company of New York, dated
           12/15/2000(10)
      z.   Copy of Amendment to Services Agreement between Prudential Investment
           Management Services LLC and Preferred Life Insurance Company of New
           York, dated 9/9/2002(14)
      aa.  Copy of Fund Participation Agreement between Preferred Life Insurance
           Company of New York, The Prudential Series Fund, Inc., Prudential
           Investments Fund Management LLC, and Prudential Investment Management
           Services, LLC, dated 12/15/2000(6)
      ab.  Copy of Amendment to Participation Agreement between The Prudential
           Series Fund, Inc., The Prudential Insurance Company of America,
           Prudential Investment Management Services, LLC and Allianz Life
           Insurance Company of New York (formerly Preferred Life Insurance
           Company of New York), dated 5/1/2003(14)
      ac.  Copy of Service Agreement between J.& W. Seligman & Co. Incorporated and Preferred Life Insurance Company of New York, dated
           12/16/1999(10)
      ad.  Copy of Fund Participation Agreement between Seligman Portfolios,
           Inc. and Preferred Life Insurance Company of New York, dated
           12/1/1999(5)
      ae.  Copy of Amendments to Participation Agreement between Seligman
           Portfolios, Inc. and Allianz Life Insurance Company of New York
           (formerly Preferred Life Insurance Company of New York), dated
           2/1/00, 5/1/02, 5/1/03, 4/30/04, 5/1/06(14)
      af.  Copy of Service Agreement between Van Kampen Asset Management Inc.
           and Preferred Life Insurance Company of New York, dated
           11/15/1999(14)
      ag.  Copy of Amendment to Service Agreement between Van Kampen Asset
           Management Inc. and Preferred Life Insurance Company of New York,
           dated 2/1/2000(14)
      ah.  Copy of Fund Participation Agreement between Preferred Life Insurance
           Company of New York, Van Kampen Life Investment Trust, Van Kampen
           Funds Inc., and Van Kampen Asset Management Inc., dated 5/1/2001(8)
      ai.  Copy of Amendments to Participation Agreement between Preferred Life
           Insurance Company of New York, Van Kampen Life Investment Trust, Van
           Kampen Funds Inc., and Van Kampen Asset Management Inc., dated
           5/1/2003(14)
      aj.  Copy of Amended and Restated Participation Agreement between
           USAllianz Variable Insurance Products Trust, Allianz Life Insurance
           Company of New York and BISYS Fund Services Limited Partnership,
           dated 12/2/2004(11)
      ak.  Copy of Amendments to Participation Agreement between USAllianz
           Variable Insurance Products Trust, Allianz Life Insurance Company of
           New York and BISYS Fund Services Limited Partnership, dated 4/29/05,
           11/29/06(14)
    9.     Opinion and Consent of Counsel*
    10.    Consent of Independent Registered Public Accounting Firm*
    11.    Not Applicable
    12.    Not Applicable
    13.    Power of Attorney(16)

* Filed herewith

(1) Incorporated by reference from Registrant's N-4 filing (File Nos. 333-19699 and 811-05716) electronically filed on January 13, 1997.
(2) Incorporated by reference from Registrant's Pre-Effective Amendment No. 1 to Form N-4 (File Nos. 333-19699 and 811-05716) electronically filed on May 12, 1997.
(3) Incorporated by reference from Registrant's Pre-Effective Amendment No. 2 to Form N-4 (File Nos. 333-19699 and 811-05716) electronically filed on May 29, 1997.
(4) Incorporated by reference from Registrant's Post-Effective Amendment No. 7 to Form N-4 (File Nos.333-19699 and 811-05716) electronically filed on November 12, 1999.
(5) Incorporated by reference from Registrant's Post-Effective Amendment No. 8 to Form N-4 (File Nos.333-19699 and 811-05716) electronically filed on April 28, 2000.
(6) Incorporated by reference from Registrant's Post-Effective Amendment No. 9 to Form N-4 (File Nos.333-19699 and 811-05716) electronically filed on December 15, 2000.
(7) Incorporated by reference from Registrant's Form N-4 (File Nos.333-75718 and 811-05716) electronically filed on December 21, 2001.
(8) Incorporated by reference from Registrant's Post Effective Amendment No.12 to Form N-4 (File Nos.333-19699 and 811-05716) as electronically filed on December 29, 2003.
(9) Incorporated by reference from Registrant's Post Effective Amendment No.12 to Form N-4 (File Nos.333-75718 and 811-05716) as electronically filed on December 30, 2003.
(10)Incorporated by reference from Registrant's Post Effective Amendment No.14 to Form N-4 (File Nos.333-75718 and 811-05716) as electronically filed on April 27, 2004.
(11)Incorporated by reference from Registrant's Post Effective Amendment No.15 to Form N-4 (File Nos.333-75718 and 811-05716) as electronically filed on April 27, 2005.
(12)Incorporated by reference from the Initial Registration Statement to Allianz Life Variable Account B's Form N-4 (File Nos.333-134267 and 811-05618) electronically filed on May 19, 2006.
(13)Incorporated by reference from Registrant's Post Effective Amendment No. 17 to Form N-4 (File Nos. 333-75718 and 811-05716) electronically filed on December 28, 2006.
(14)Incorporated by reference from Registrant's Post Effective Amendment No. 26 to Form N-4 (File Nos. 333-19699 and 811-05716) electronically filed on April 23, 2007.
(15)Incorporated by reference from Registrant's Post Effective Amendment No. 18 to Form N-4 (File Nos. 333-75718 and 811-05716) electronically filed on April 24, 2007.
(16)Incorporated by reference from Registrant's Initial Registration Statement to Form N-4 (File Nos. 333-143195 and 811-05716) electronically filed on
    May 23, 2007.



ITEM 25. OFFICERS AND DIRECTORS OF ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK. Unless noted otherwise, all officers and directors have the following principal business address:
                             5701 Golden Hills Drive
                           Minneapolis, MN 55416-1297

The following are the Officers and Directors of the Company:
     -------------------------------------------------- ------------------------------------------------------
            NAME AND PRINCIPAL BUSINESS ADDRESS                 POSITIONS AND OFFICES WITH DEPOSITOR
     -------------------------------------------------- ------------------------------------------------------
     -------------------------------------------------- ------------------------------------------------------
     Jill E. Paterson                                   Chief Financial Officer
     -------------------------------------------------- ------------------------------------------------------
     Vincent G. Vitiello                                Director, Chairman of the Board, Chief Executive
                                                        Officer and President
     -------------------------------------------------- ------------------------------------------------------
     Dennis J. Marion                                   Director
     39 Westview Road
     Wayne, NJ 07470
     -------------------------------------------------- ------------------------------------------------------
     Eugene T. Wilkinson                                Director
     31A Mountain Blvd
     Warren, NJ 07059
     -------------------------------------------------- ------------------------------------------------------
     Stephen R. Herbert                                 Director
     900 Third Avenue
     New York, NY 10022
     -------------------------------------------------- ------------------------------------------------------
     Jack F. Rockett                                    Director
     140 East 95th Street, Ste 6A
     New York, NY 10129
     -------------------------------------------------- ------------------------------------------------------
     Suzanne Pepin                                      Director
     -------------------------------------------------- ------------------------------------------------------
     Thomas Barta                                       Director
     -------------------------------------------------- ------------------------------------------------------
     Martha Clark Goss                                  Director
     -------------------------------------------------- ------------------------------------------------------
     Gary A. Smith                                      Director
     -------------------------------------------------- ------------------------------------------------------
     Thomas P. Burns                                    Director
     -------------------------------------------------- ------------------------------------------------------
     Amy L. Shaw                                        Director
     -------------------------------------------------- ------------------------------------------------------


ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT
The Insurance Company organizational chart is incorporated by reference from Registrant's Post-Effective No. 5 to Form N-4 (File Nos. 333-75718 and 811-05716) filed electronically on April 25, 2003.

ITEM 27. NUMBER OF CONTRACT OWNERS
As of August 31, 2007 there were 1,182 qualified Contract Owners and 944 non-qualified Contract Owners with Contracts in the separate account.

ITEM 28. INDEMNIFICATION
The Bylaws of the Insurance Company provide:
    ARTICLE XI. INDEMNIFICATION OF DIRECTORS, OFFICERS AND EMPLOYEES
        SECTION 1. RIGHT TO INDEMNIFICATION:
        (a)Subject to the conditions of this Article and any conditions or limitations imposed by applicable law, the Corporation shall indemnify any employee, director or officer of the Corporation (an "Indemnified Person") who was, is, or in the sole opinion of the Corporation, may reasonably become a party to or otherwise involved in any Proceeding by reason of the fact that such Indemnified Person is or was: (i) a director of the Corporation; or (ii) acting in the course and scope of his or her duties as an officer or employee of the Corporation; or (iii) rendering Professional Services at the request of and for the benefit of the Corporation; or (iv) serving at the request of the Corporation as an officer, director, fiduciary or member of another corporation, association, committee, partnership, joint venture, trust, employee benefit plan or other enterprise (an "Outside Organization").
        (b)Notwithstanding the foregoing, no officer, director or employee shall be indemnified pursuant to these bylaws under the following circumstances: (i) in connection with a Proceeding initiated by such person, in his or her own personal capacity, unless such initiation was authorized by the Board of Directors; (ii) if a court of competent jurisdiction finally determines that any indemnification hereunder is unlawful; (iii) for acts or omissions involving intentional misconduct or knowing and culpable violation of law; (iv) for acts or omissions that the Indemnified Person believes to be contrary to the best interests of the Corporation or its shareholders or that involve the absence of good faith on the part of the Indemnified Person; (v) for any transaction for which the Indemnified Person derived an improper personal benefit; (vi) for acts or omissions that show a reckless disregard for the Indemnified Person's duty to the Corporation or its shareholders in circumstances in which the Indemnified Person was aware or should have been aware, in the ordinary course of performing the Indemnified Person's duties, of the risk of serious injury to the Corporation or its shareholders; (vii) for acts or omissions that constitute an unexcused pattern of inattention that amounts to an abdication of the Indemnified Person's duties to the Corporation or its shareholders; (viii) in circumstances where indemnification is prohibited by applicable law;
           (ix) in the case of service as an officer, director, fiduciary or member of an Outside Organization, where the Indemnified Person was aware or should have been aware that the conduct in question was outside the scope of the assignment as contemplated by the Corporation.
        SECTION 2. SCOPE OF INDEMNIFICATION:
        (a)Indemnification provided pursuant to Section 1(a)(iv) shall be secondary and subordinate to indemnification or insurance provided to an Indemnified Person by an Outside Organization or other source, if any.
        (b)Indemnification shall apply to all reasonable expenses, liability and losses, actually incurred or suffered by an Indemnified Person in connection with a Proceeding, including without limitation, attorneys' fees and any expenses of establishing a right to indemnification or advancement under this article, judgments, fines, ERISA excise taxes or penalties, amounts paid or to be paid in settlement and all interest, assessments and other charges paid or payable in connection with or in respect of such expense, liability and loss.
        (c)Such indemnification shall continue as to any Indemnified Person who has ceased to be an employee, director or officer of the Corporation and shall inure to the benefit of his or her heirs, estate, executors and administrators.
        SECTION 3. DEFINITIONS:
        (a)"Corporation" for the purpose of Article XI shall mean Allianz Life Insurance Company of New York and all of its subsidiaries.
        (b)"Proceeding" shall mean any threatened, pending, or completed action, suit or proceeding whether civil, criminal, administrative, investigative or otherwise, including actions by or in the right of the Corporation to procure a judgment in its favor.
        (c)"Professional Services" shall mean services rendered pursuant to (i) a professional actuarial designation, (ii) a license to engage in the practice of law issued by a State Bar Institution or (iii) a Certified Public Accountant designation issued by the American Institute of Certified Public Accountants.
Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted for directors and officers or controlling persons of the Insurance Company pursuant to the foregoing, or otherwise, the Insurance Company has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Insurance Company of expenses incurred or paid by a director, officer or controlling person of the Insurance Company in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Company will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 29. PRINCIPAL UNDERWRITERS
a. Allianz Life Financial Services, LLC (previously USAllianz Investor Services, LLC) is the principal underwriter for the Contracts. It also is the principal underwriter for:
                         Allianz Life Variable Account A
                         Allianz Life Variable Account B

b. The following are the officers (managers) and directors (Board of Governors) of Allianz Life Financial Services, LLC. All officers and directors have the following principal business address:
                             5701 Golden Hills Drive
                           Minneapolis, MN 55416-1297

         -------------------------------------- -----------------------------------------------------------------
                         NAME                                POSITIONS AND OFFICES WITH UNDERWRITER
         -------------------------------------- -----------------------------------------------------------------
         -------------------------------------- -----------------------------------------------------------------
         Robert DeChellis                       Chief Manager, Chief Executive Officer, President and Governor
         -------------------------------------- -----------------------------------------------------------------
         -------------------------------------- -----------------------------------------------------------------
         Angela Wilson                          Chief Financial Officer and Vice President
         -------------------------------------- -----------------------------------------------------------------
         -------------------------------------- -----------------------------------------------------------------
         Catherine Q. Farley                    Senior Vice President
         -------------------------------------- -----------------------------------------------------------------
         -------------------------------------- -----------------------------------------------------------------
         Brad Coustan                           Senior Vice President
         -------------------------------------- -----------------------------------------------------------------
         -------------------------------------- -----------------------------------------------------------------
         Corey J. Walther                       Senior Vice President
         -------------------------------------- -----------------------------------------------------------------
         -------------------------------------- -----------------------------------------------------------------
         Jeffrey W. Kletti                      Senior Vice President
         -------------------------------------- -----------------------------------------------------------------
         -------------------------------------- -----------------------------------------------------------------
         Wayne Peterson                         Chief Compliance Officer and Vice President
         -------------------------------------- -------------------------------------------------


c.
For the period 1-1-2006 to 12-31-2006:
------------------------------------ --------------------- --------------------- --------------------- ---------------------
   NAME OF PRINCIPAL UNDERWRITER       NET UNDERWRITING      COMPENSATION ON          BROKERAGE            COMPENSATION
                                        DISCOUNTS AND
                                         COMMISSIONS            REDEMPTION           COMMISSIONS
------------------------------------ --------------------- --------------------- --------------------- ---------------------
------------------------------------ --------------------- --------------------- --------------------- ---------------------
Allianz Life Financial Services, LLC  $5,508,561.44               $0                    $0                    $0
------------------------------------ --------------------- --------------------- --------------------- ---------------------

The $5,508,561.44 that Allianz Life Financial Services, LLC received from Allianz Life of New York as commissions on the sale of Contracts was subsequently paid entirely to the third party broker/dealers that perform the retail distribution of the Contracts and, therefore, no commission or compensation was retained by Allianz Life Financial Services, LLC.

ITEM 30. LOCATION OF ACCOUNTS AND RECORDS
5701 Golden Hills Drive, Minneapolis, Minnesota 55416 and Delaware Valley Financial Services, Allianz Service Center, 300 Berwyn Park, Berwyn, Pennsylvania 19312, maintain physical possession of the accounts, books or documents of the Variable Account required to be maintained by Section 31(a) of the Investment Company Act of 1940, as amended, and the rules promulgated thereunder.

ITEM 31. MANAGEMENT SERVICES
Not Applicable

ITEM 32. UNDERTAKINGS
a. Registrant hereby undertakes to file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than sixteen (16) months old for so long as payment under the variable annuity contracts may be accepted.
b. Registrant hereby undertakes to include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or
    (2) a postcard or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information.
c. Registrant hereby undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request.


                                 REPRESENTATIONS
Allianz Life Insurance Company of New York ("Company") hereby represents that the fees and charges deducted under the Contract, in the aggregate, are reasonable in relation to the services rendered, the expenses to be incurred and the risks assumed by the Company.

The Company hereby represents that it is relying upon a No-Action Letter issued to the American Council of Life Insurance, dated November 28, 1988 (Commission ref. IP-6-88), and that the following provisions have been complied with: 1. Include appropriate disclosure regarding the redemption restrictions imposed by
Section 403(b)(11) in each
    registration statement, including the prospectus, used in connection with the offer of the contract; 2. Include appropriate disclosure regarding the redemption restrictions imposed by Section 403(b)(11) in any sales literature used in connection with the offer of the contract;
3. Instruct sales representatives who solicit participants to purchase the contract specifically to bring the redemption restrictions imposed by
    Section 403(b)(11) to the attention of the potential participants;
4. Obtain from each plan participant who purchases a Section 403(b) annuity contract, prior to or at the time of such purchase, a signed statement acknowledging the participant's understanding of (1) the restrictions on redemption imposed by Section 403(b)(11), and (2) other investment alternatives available under the employer's Section 403(b) arrangement to which the participant may elect to transfer his contract value.

                                   SIGNATURES
As required by the Securities Act of 1933 and the Investment Company Act of 1940, as amended, Allianz Life Insurance Company of New York on behalf of the Registrant certifies that it meets the requirements of the Securities Act Rule 485(b) for effectiveness of this Registration Statement and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized in the City of Minneapolis and State of Minnesota, on this 21st day of September, 2007.

                      ALLIANZ LIFE OF NY VARIABLE ACCOUNT C
                                  (Registrant)

                 By: ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK
                                   (Depositor)

                            BY: /S/ STEWART D. GREGG

                                Stewart D. Gregg
                            Senior Securities Counsel

                   ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK

                                   (Depositor)

                          BY: /S/ VINCENT G. VITIELLO*

                               Vincent G. Vitiello
                      Chief Executive Officer and President

Pursuant to the requirements of the Securities Act of 1933, this registration statement has been signed by the following persons in the capacities indicated on the 21st of September, 2007.

       SIGNATURE                              TITLE
       Vincent G. Vitiello*                   Director, Chairman of the Board, President &
       Vincent G. Vitiello                    Chief Executive Officer
       Jill E. Paterson*                      Chief Financial Officer
       Jill E. Paterson
       Thomas Barta*                          Director
       Thomas Barta
       Suzanne Pepin*                         Director
       Suzanne Pepin
       Dennis Marion*                         Director
       Dennis Marion
       Eugene T. Wilkinson*                   Director
       Eugene T. Wilkinson
       Stephen R. Herbert*                    Director
       Stephen R. Herbert
       Jack F. Rockett*                       Director
       Jack F. Rockett
       Gary A. Smith*                         Director
       Gary A. Smith
       Martha Clark Goss*                     Director
       Martha Clark Goss
       Thomas P. Burns*                       Director
       Thomas P. Burns
       Amy L. Shaw*                           Director
       Amy L. Shaw

   * By Power of Attorney filed as Exhibit 13 to this Registration Statement.


                             BY /S/ STEWART D. GREGG
                                Stewart D. Gregg
                            Senior Securities Counsel

                   EXHIBITS TO POST-EFFECTIVE AMENDMENT NO. 19
                                       TO
                                    FORM N-4
                       (FILE NOS. 333-75718 AND 811-05716)
                      ALLIANZ LIFE OF NY VARIABLE ACCOUNT C
                   ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK

                                INDEX TO EXHIBITS

EX-99.B9    Opinion and Consent of Counsel
EX-99.B10   Consent of Independent Registered Public Accounting Firm